CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 28,595	$ 32,684
Restricted cash	56,068	30,728
Accounts receivable, net of allowance for doubtful accounts of $930 and $973 as of December 31, 2013 and September 30, 2014, respectively	116,861	39,409
Prepaid expenses and other current assets	20,360	17,326
Amounts due from related parties	1,416	510
Current deferred tax assets	761	973
Inventories	371	313
Total current assets	224,432	121,943
Distribution rights	6,554	6,554
Production costs	182,534	142,245
Prepaid film costs	4,400	4,406
Property and equipment, net	68,230	63,679
Acquired intangible assets, net	2,351	2,452
Non-current deferred tax assets	442	510
Cost method investments	1,478	1,479
Equity method investments	36,096	26,278
Goodwill	49,846	50,540
Long-term prepaid expenses	40
Total assets	576,403	420,086
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to Bona Film Group Limited of $22,913 and $39,265 as of December 31, 2013 and September 30, 2014, respectively)	41,385	24,540
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $29,639 and $37,890 as of December 31, 2013 and September 30, 2014, respectively)	42,121	32,635
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to Bona Film Group Limited of $5,201 and $4,902 as of December 31, 2013 and September 30, 2014, respectively)	5,586	5,886
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to Bona Film Group Limited of $6,460 and $57,951 as of December 31, 2013 and September 30, 2014, respectively)	10,793	6,460
Bank borrowings (including bank borrowings of the consolidated variables interest entities without recourse to Bona Film Group Limited of $35,425 and $50,427 as of December 31, 2013 and September 30, 2014, respectively)	87,787	60,704
Other borrowings (including other borrowings of the consolidated variable interest entities without recourse to Bona Film Group Limited of $4,126 and $5,402 as of December 31, 2013 and September 30, 2014, respectively)	5,402	4,126
Current film participation financing liabilities with unrelated parties (including current film participation financing liabilities with unrelated parties of the consolidated variable interest entities without recourse to Bona Film Group Limited of $7,038 and $9,336 as of December 31, 2013 and September 30, 2014, respectively)	15,006	7,117
Current film participation financing liabilities with a related party (including current film participations financing liabilities with a related party of the consolidated variable interest entities without recourse to Bona Film Group Limited of $36,705 and $94,434 as of December 31, 2013 and September 30, 2014, respectively)	94,434	36,705
Total current liabilities	302,514	178,173
Bank borrowings (including bank borrowings of the consolidated variable interest entities without recourse to Bona Film Group Limited of nil and $18,328 as of December 31, 2013 and September 30, 2014, respectively)	53,940	20,000
Deferred income (including deferred income of the consolidated variable interest entities without recourse to Bona Film Group Limited of $873 and $836 as of December 31, 2013 and September 30, 2014, respectively)	1,107	1,359
Non-current film participation financing liabilities with a related party (including current film participation financing liabilities with a related party of the consolidated variable interest entities without recourse to Bona Film Group Limited of $17,675 and Nil as of December 31, 2013 and September 30, 2014, respectively)		17,675
Non-current deferred tax liabilities (including non-current deferred tax liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $23 and Nil as of December 31, 2013 and September 30, 2014, respectively)		23
Total liabilities	357,561	217,230
Commitments and contingencies (Note 20)
Equity
Bona Film Group Limited's ordinary shares ($0.0005 par value; 85,000,000 shares authorized, 31,402,346 and 30,160,235 shares issued and outstanding as of December 31, 2013 and 31,402,346 and 30,438,078 shares issued and outstanding as of September 30, 2014)	15	15
Additional paid-in capital	191,860	182,782
Statutory reserves	3,534	3,534
Accumulated profit	13,201	5,216
Accumulated other comprehensive income	8,057	9,513
Total Bona Film Group Limited's equity	216,667	201,060
Noncontrolling interests	2,175	1,796
Total equity	218,842	202,856
Total liabilities and equity	$ 576,403	$ 420,086